Expense Example {- Technology Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Technology Portfolio - VIP Technology Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786